Average Annual Total Returns{- High Income Portfolio} - 02.28 VIP High Income Portfolio Investor PRO-12 - High Income Portfolio	VIP High Income Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP High Income Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP High Income Portfolio-Investor VIP Return Before Taxes Past 10 years	ML040 Past 1 year	ML040 Past 5 years	ML040 Past 10 years
Total	4.63%	4.98%	5.60%	5.35%	6.08%	6.71%